Leases	12 Months Ended
Apr. 30, 2022
Presentation Of Leases For Lessee [Abstract]
Leases
10.	Leases

Lease liabilities have been measured by discounting future lease payments at the incremental borrowing rate of 8% per annum and represents the Company's best estimate of the rate of interest that it would expect to pay to borrow, on a collateralized basis, over a similar term, an amount equal to the lease payments in the current economic environment.  The Company recognized lease liabilities in relation its head office in Canada and machinery in Mexico. The following is a reconciliation of the changes in the lease liabilities and assets:

	Starcore	Bernal	Total
Lease balance, April 30, 2020	$269	$1,431	$1,700
Lease accretion	20	85	105
Payments	(66)	(658)	(724)
Foreign exchange	—	(134)	(134)
Long term lease liabilities, April 30, 2021	223	724	947
Lease accretion	16	65	81
Lease additions	—	440	440
Payments	(66)	(545)	(611)
Foreign exchange	—	41	41
Long term lease liabilities, April 30, 2022	$173	$725	$898

		April 30, 2022	April 30, 2021
Current		$636.00	$447.00
Non-Current		$262.00	$500.00
Total		$898.00	$947.00

	Office	Mining Equipment	Total
Lease asset, April 30, 2020	$260	$1,584	$1,844
Amortization	(52)	(667)	(719)
Foreign exchange	$—	(146)	(146)
Lease asset, April 30, 2021	208	771	979
Amortization	(52)	(595)	(647)
Additions	—	518	518
Foreign exchange	—	44	44
Lease asset, April 30, 2022	$156	$738	$894